Inventories, Net (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Inventories, Net [Abstract]
Schedule of Inventories, Net	A summary of inventories, net is as follows:
	July 31, 2023	April 30, 2023
Perishables	$456,925	$487,912
Non-perishables	2,453,637	2,533,824
Reserve for inventory shrinkage	(39,513)	(42,750)
Inventories, net	$2,871,049	$2,978,986
A summary of inventories, net is as follows:
	April 30, 2023	April 30, 2022
Perishables	$487,912	$410,266
Non-perishables	2,533,824	2,045,215
Reserve for inventory shrinkage	(42,750)	(135,122)
Inventories, net	$2,978,986	$2,320,359

Schedule of Movements of Reserve for Inventory Shrinkage	Movements of reserve for inventory shrinkage are as follows:
	Three Months Ended July 31, 2023	Three Months Ended July 31, 2022
Beginning balance	$42,750	$135,122
GF Supermarket of MP, Inc. inventory shrinkage reserve at July 1, 2022	—	37,684
Provision for (reversal of) inventory shrinkage reserve	(3,237)	8,306
Ending Balance	$39,513	$181,112
Movements of reserve for inventory shrinkage are as follows:
	April 30, 2023	April 30, 2022
Beginning balance	$135,122	$119,859
GF Supermarket of MP, Inc. Inventory shrinkage reserve at July 1, 2022	37,684	—
Provision for (Reverse of) inventory shrinkage reserve	(130,056)	15,263
Ending Balance	$42,750	$135,122